Subsequent Events	6 Months Ended
Jun. 30, 2015
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

On July 24, 2015, we entered into an agreement and plan of merger ("Merger Agreement") with SNL Financial LC (“SNL”) and New Mountain Partners III (AIV-C), L.P., representing the unit holders of SNL, to acquire by way of merger all of the issued and outstanding equity interests in SNL in exchange for $2.225 billion in cash, subject to working capital adjustments.  SNL is a global provider of news, data, and analytical tools to five sectors in the global economy:  financial services, real estate, energy, media & communications, and metals & mining.  SNL delivers information through its suite of web, mobile and direct data feed platforms that helps clients, including investment and commercial banks, investors, corporations, and regulators make decisions, improve efficiency, and manage risk.

Upon the completion of the transactions contemplated by the Merger Agreement, which are subject to certain regulatory approvals, each issued and outstanding unit of SNL will be converted into and represent the right to receive a portion of the cash purchase price, without interest, subject to certain working capital and closing adjustments. Pursuant to the terms of the Merger Agreement, a newly formed subsidiary of the Company will merge with SNL, with SNL continuing as a wholly owned subsidiary of the Company.

On July 24, 2015, in connection with the Merger Agreement, we entered into a commitment letter (the “Commitment Letter”) with Goldman Sachs Bank USA (the “Commitment Party”). The Commitment Letter provides that, on the terms and subject to the conditions set forth therein, the Commitment Party will lend up to $1 billion to the Company under an unsecured bridge facility, the proceeds of which may be used to pay for the acquisition of SNL and related transaction costs. The commitment is subject to various conditions, including (i) the accuracy of certain representations and warranties, (ii) the execution of satisfactory definitive documentation and (iii) other customary closing conditions for agreements of this type.

The Merger Agreement will be accounted for under the acquisition method of accounting for business combinations.  Because current shareholders of the Company will effectively own 100% issued and outstanding units of SNL, McGraw Hill Financial is considered to be the acquiring company for accounting purposes. The application of purchase accounting as of the closing date is expected to have a material effect to the Company’s results of operations for the periods after the acquisition.